Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:
Invesco Charter Fund
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Summit Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager	2008”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Summit Fund” in the prospectus:
•	“Ryan Amerman, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1996.”

Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Capital Development Fund	Invesco Large Cap Basic Value Fund
Invesco Charter Fund	Invesco Large Cap Growth Fund
Invesco Constellation Fund	Invesco Summit Fund
Invesco Diversified Dividend Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Capital Development Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
James Leach	Portfolio Manager	2011”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Constellation Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2011
Ido Cohen	Portfolio Manager	2011”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Summit Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager	2008”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Capital Development Fund” in the prospectus:
•	“James Leach, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Capital Management.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Constellation Fund” in the prospectus:
•	“Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

•	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Summit Fund” in the prospectus:
•	“Ryan Amerman, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1996.”

2

Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco Capital Development Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
James Leach	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	James Leach, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Capital Management.
          More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.
          The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Constellation Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2011
Ido Cohen	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individual is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

•	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.
          A lead manager generally has final authority over all aspects of the Funds’ investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
          More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
          The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, P, Y shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager	2008”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ryan Amerman, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1996.
          More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.
          The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”